Long-Term Debt - Additional Information - Other (Details) $ in Thousands	Sep. 30, 2017 USD ($) credit_facility	Dec. 31, 2016 USD ($) credit_facility
Debt Instrument [Line Items]
Carrying amount of debt	$ 3,077,553	$ 3,182,894
Weighted-average effective interest rate	3.50%	3.00%
Aggregate principal repayments, remainder of 2017	$ 220,900
Aggregate principal repayments, 2018	615,400
Aggregate principal repayments, 2019	781,300
Aggregate principal repayments, 2020	350,900
Aggregate principal repayments, 2021	304,900
Aggregate principal repayments, thereafter	849,500
Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate principal repayments, remainder of 2017	71,300
Aggregate principal repayments, 2018	144,700
Aggregate principal repayments, 2019	$ 6,400
Number of credit facilities | credit_facility	4	5
Collateralized Debt Obligations | Revolving Credit Facility
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	2
Collateralized Debt Obligations | Term Loan
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	6
Minimum | Collateralized Debt Obligations | Term Loan | Line of Credit One
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	113.00%
Vessel values to drawn principal balance ratios	117.07%
Maximum | Collateralized Debt Obligations | Term Loan | Line of Credit One
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	125.00%
Vessel values to drawn principal balance ratios	382.00%
Interest Rate Swap | Minimum
Debt Instrument [Line Items]
Range of credit facility margin (as a percent)	0.30%	0.30%
Interest Rate Swap | Maximum
Debt Instrument [Line Items]
Range of credit facility margin (as a percent)	4.75%	4.00%
ALP Maritime Services B.V.
Debt Instrument [Line Items]
Carrying amount of debt	$ 66,600
Fixed interest rate	2.93%